Warrants - Liability classified warrants (Details)						12 Months Ended
	Nov. 15, 2017 $ / shares shares	Nov. 14, 2017 USD ($) £ / shares $ / shares shares	Aug. 01, 2017 USD ($) $ / shares shares	Nov. 23, 2016 USD ($) £ / shares shares	Nov. 23, 2016 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) £ / shares $ / shares shares	Dec. 31, 2016 USD ($) £ / shares $ / shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 GBP (£) shares	Dec. 31, 2016 USD ($) shares	Nov. 18, 2016 shares	Dec. 31, 2015 shares
Warrants
Number of ordinary shares for one ADS						20
Derivative liabilities | $									$ 12,626,299		$ 5,798,058
Ordinary shares
Warrants
Number of shares issued				22,863,428	22,863,428			263,519,128	263,519,128	195,741,528	195,741,528	71,633,248	108,601,496
Share price per share/warrant combination | £ / shares				£ 0.28
ADS
Warrants
Number of shares issued				2,438,491	2,438,491
Share price per share/warrant combination | $ / shares					$ 6.98
Number of ordinary shares for one ADS				20	20
ADS warrants
Warrants
Number of warrants issued				1,219,246	1,219,246
Warrants exercise price | $ / shares					8.03
Derivative liabilities | $				£ 3,849,160	$ 3,849,160
Fair value of derivative liability | $						$ 8,927,252	$ 3,967,189
Share price | $ / shares						10.81	6.19
Exercise price | $									$ 7.91		$ 8.03
Expected volatility						74.00%	70.00%
Number of periods to exercise						3.82	4.92
Risk free rate						1.93%	1.91%
Performance warrant
Warrants
Exercise price of warrants | $ / shares			$ 7.26
Number of securities called by warrants			60,000
Number of warrants vested at the time of issuance			5,000
Number of warrants vested upon satisfying performance conditions			55,000
Derivative liabilities | $			$ 109,431
Share price | $ / shares			7.26
Exercise price | $			$ 7.26
Expected volatility			70.00%
Number of periods to exercise			5.0
Risk free rate			1.80%
Ordinary warrants
Warrants
Number of warrants issued				11,431,714	11,431,714
Warrants exercise price | £ / shares				0.322
Derivative liabilities | $				£ 1,812,959	$ 1,812,959
Fair value of derivative liability | $						$ 3,699,047	$ 1,830,869
Share price | £ / shares						0.41	0.25
Exercise price | £								£ 0.322		£ 0.322
Expected volatility						76.00%	70.00%
Number of periods to exercise						3.90	4.92
Risk free rate						2.09%	1.91%
Term Loan | Hercules
Warrants
Number of ordinary shares for one ADS	20
Derivative liabilities | $		$ 419,573
Share price | £ / shares		9.53
Exercise price | $		$ 9.53
Expected volatility		72.00%
Number of periods to exercise		5.0
Risk free rate		2.06%
Term Loan | Hercules | ADS
Warrants
Warrants issued, in terms of loan coverage (as a percent)	3.50%	3.50%
Exercise price of warrants | $ / shares	$ 9.53	$ 9.53
Number of securities called by warrants	73,452	73,452